Inventories, Net - Schedule of Inventories, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Inventories, Net [Line Items]
Inventories, net, total	¥ 867,560	$ 127,863
Dark Tea [Member]
Schedule of Inventories, Net [Line Items]
Inventories, net, total	¥ 867,560